EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended March 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	64.97%
From	01-Mar-16	15-Mar-16	15-Apr-16	Floating Allocation Percentage at Month-End	35.88%
To	31-Mar-16	15-Apr-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$2,068,943,785.71		Beginning	-
			Payout	-
Total Collateral	3,180,083,785.71		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	353.34%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	31
	Total Pool		A1 LIBOR	0.436200%
Beginning Gross Principal Pool Balance	$5,306,638,535.09		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,301,071,666.37)			0.836200%
Investment in New Receivables	$2,477,778,049.78				1.07%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(18,182,907.29)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(564,586,621.77)			Actual	Per $1000
Less Servicing Adjustment	$(5,946,265.75)		Interest A1	396,033.61	0.40
Ending Balance	$4,894,629,123.69		Principal A1	-	$0.00

SAP for Next Period	64.97%				0.40

Average Receivable Balance	$4,830,269,154.57			Actual	Per $1000
Monthly Payment Rate	47.64%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	816,033.61	1.052947%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$11,353,535.73		Excess Cash Flow	905,017.67
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,353,535.73
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-